                              SOGEN OVERSEAS FUND
                                SOGEN GOLD FUND
                               SOGEN MONEY FUND
                      ----------------------------------


                                     [ART]



                      ----------------------------------
                              Semi-Annual Report
                              September 30, 1996

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

SOGEN OVERSEAS FUND

  From inception (three years and one month ago) through September 30, 1996, the value of an investment in your Fund increased at a compounded average annual rate of 12.91%.*

  As of September 30, 1996 your Fund's net assets, on an economic basis, were invested as follows:

       Foreign stocks(/1/)      75.5%
       U.S. dollar bonds         6.2
       Foreign currency bonds    4.7
       Cash and equivalents     13.6
                               -----
                               100.0%
                               =====

-----------
(/1/)Includes convertible bonds with moderate premia.

  The ten major holdings were Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Randstad Holdings NV (Dutch temporary employment company); Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Compagnie Generale des Eaux (French water distribution, telecommunications and real estate company); CDL Hotels International Ltd. (Hong Kong listed hotel chain); Noranda, Inc. (Canadian base metals, forest products and energy company); Bayer AG (German chemicals and pharmaceuticals company); Legrand ADP (French low-voltage electrical fittings manufacturer); and Siderca S.A.I.C. (Argentine steel pipe manufacturer for the oil industry).

  Approximately 43% of the foreign stock portfolio was invested in developed countries in continental Europe, 17% in Japan and 10% in emerging countries in the Pacific Rim. Other relatively large investments (about 4% - 5% each) were in Latin America, Canada, New Zealand, the United Kingdom and emerging markets in Europe.

  Of late, my associates and I have not come up with many specific investment ideas, except in Continental Europe, where values remain reasonable overall. As a result, cash equivalents have moved up over the past six months, and would come down only if equity markets weaken and/or we come up with attractive long-term investment ideas.

SOGEN GOLD FUND

  From inception (three years and one month ago) the value of an investment in your Fund increased at a compounded average annual rate of 6.56%.*

  As of September 30, 1996 your Fund's net assets, on an economic basis, were invested as follows:

       Bank for International
         Settlements
         (U.S. and French Tranches)       11.4%
       Freeport McMoRan Copper and Gold
         Inc.
         (Preferred Series B, C, and D)   15.2
       U.S. securities                    17.3
       Canadian securities                10.0
       Australian and New Zealand
         securities                        9.6
       South African securities           14.0
       Miscellaneous securities           20.5
       Cash and equivalents                2.0
                                         -----
                                         100.0%
                                         =====

  Our case for gold continues to be a modest one. The downside risk in the price of the metal has been reduced--we believe--by the 50% or so decline over the past decade and a half, as well as by the strong demand for gold jewelry in developing countries. The upside potential is murky. We have no insight into the timing and the extent of any move upwards. The possible drivers would be either an acceleration of inflation in developed countries or a spreading distrust of currencies.

SOGEN MONEY FUND

  Short-term interest rates are still low, but may move up if the economy stays strong.

  After seventeen years with our investment advisory firm, Howard Chin decided to retire. We shall miss Howard and his knowledge of the mutual fund industry.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard

                                                Jean-Marie Eveillard
                                                President

October 22, 1996
----------------------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the sales load.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SOGEN OVERSEAS FUND

  During the year ended September 30, 1996, most European markets were mixed but rebounded significantly in the past few months as growing evidence of recovery in key economies began to materialize, inflation remained under control and interest rates continued to decline. The Japanese market also recovered from its 1995 lows as signs of a strengthening economy became more pronounced and the yen weakened further. The Fund added to its European and Japanese holdings on a selective basis throughout the year. Other Asian markets had mixed performance, with strength in countries such as Hong Kong which benefited from declining interest rates, yet significant weakness in export-oriented economies such as South Korea. European emerging markets were strong performers over the past twelve months, but the Fund has limited exposure to those markets. Overall, foreign equities account for approximately 76% of net assets compared to 77% a year ago. The Fund has maintained fairly significant investments in U.S. dollar denominated bonds, with 6% of net assets invested in high-yielding Brady bonds as well as convertible bonds, compared to nearly 10% a year ago. Foreign currency bond holdings remained stable, representing less than 5% of the portfolio. Cash and equivalents grew to nearly 14% compared to 10% last year. During the period, the U.S. dollar strengthened considerably against the Japanese yen and, to a lesser extent, major European currencies. The stronger dollar had a limited impact on the value of the Fund's assets, since foreign currency exposure was partially hedged throughout the period.

SOGEN GOLD FUND

  In the past twelve months ended September 30, 1996, gold traded within the $379-$415 range, ending the period at $379. The Fund's holdings remain widely diversified, and the portfolio should prove less volatile than the average gold mining stock. We continue to avoid highly speculative or overpriced mining stocks. The Fund will remain fully invested in gold-related securities.

                               SoGen Funds, Inc.

                            SUMMARIES OF FUND DATA

  The tables below cover the period from August 31, 1993 to September 30, 1996. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in a fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                           NET ASSET
                                                                           VALUE OF
                                                                          INVESTMENT
                                                                             WITH
                                                              INVESTMENT DIVIDENDS AND
               NUMBER                 NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
              OF SHARES   TOTAL NET     VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
             OUTSTANDING    ASSETS    PER SHARE   PER SHARE   PER SHARE  (CUMULATIVE)*
             ----------- ------------ --------- ------------- ---------- -------------
SOGEN OVERSEAS FUND
August 31,
 1993
 (inception)      5,000  $     50,000  $10.00          --          --       $10.00
March 31,
 1994        10,387,229   119,843,407   11.54          --          --        11.54
March 31,
 1995        37,684,232   439,230,168   11.65       $0.02**      0.05        11.72
March 31,
 1996        48,827,734   647,397,659   13.26        0.17+       0.44        14.00
September
 30, 1996
 (six
 months)++   54,961,082   756,973,438   13.77          --          --        14.54

--------------------------------------------------------------------------------------

SOGEN GOLD FUND
August 31,
 1993
 (inception)      3,500  $     35,000  $10.00          --          --       $10.00
March 31,
 1994         1,961,653    22,406,115   11.42          --          --        11.42
March 31,
 1995         4,515,060    50,921,957   11.28       $0.08**      0.04        11.40
March 31,
 1996         5,162,982    63,261,285   12.25        0.27+       0.35        13.09
September
 30, 1996
 (six
 months)++    5,207,730    59,248,755   11.38          --          --        12.16

----------------------
* The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** Comprised entirely of net short-term capital gains.

+ Includes net short-term capital gains per share in the amounts of $0.07 and $0.14 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

++ Unaudited.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                     COST        VALUE
 OF SHARES                                  (NOTE 1)    (NOTE 1)
 ----------                                 --------    --------

            COMMON AND PREFERRED
             STOCKS
             UNITED KINGDOM AND
               IRELAND (4.50%)
  1,375,000 Antofagasta Holdings plc
             (18).......................   $ 6,239,173 $ 7,750,463
  2,500,000 Lonrho plc (18).............     5,334,190   6,674,009
    700,000 Greencore Group plc (1).....     1,918,345   3,962,249
    525,000 Blenheim Group plc (11).....     2,109,652   3,460,699
  1,250,000 McBride plc (13)............     3,666,180   2,955,353
    500,000 Royal Doulton plc (13)......     1,943,996   2,231,194
  3,750,000 Bardon Group plc (6)........     2,094,888   2,025,689
    750,000 ED&F Man Group plc (1)......     1,963,725   2,002,203
    675,000 Berisford plc (13)..........     1,910,883   1,257,689
    100,000 Scottish Television plc
             (11).......................       621,771   1,136,734
    150,000 RIT Capital Partners plc
             (17).......................       510,808     583,633
                                           ----------- -----------
                                            28,313,611  34,039,915
                                           ----------- -----------
             GERMANY (6.04%)
     26,500 Buderus AG (8)..............    10,940,034  11,764,648
    250,000 Bayer AG (21)...............     5,574,157   9,134,726
     35,000 Bertelsmann AG D.R.C. (11)..     4,576,791   4,647,693
     63,500 Hornbach Holding AG Pfd.
             (12).......................     5,691,202   4,572,150
      7,000 Axel Springer Verlag AG
             (11).......................     2,892,247   4,131,283
     10,000 Degussa AG (21).............     3,519,730   3,644,710
     95,000 SKW Trostberg AG (6)........     2,197,981   2,685,006
     55,000 IVG Holding AG (4)..........     1,825,373   1,873,668
     12,350 Ex-Cell-O Holding AG (a)(8).     2,050,263   1,174,301
      4,500 SAP AG Pfd. (15)............       122,582     755,435
      5,000 Deutsche Lufthansa AG Pfd.
             (14).......................       584,847     707,236
      4,900 Felten & Guilleaume
             Energietechnik AG (8)......     1,105,739     607,299
                                           ----------- -----------
                                            41,080,946  45,698,155
                                           ----------- -----------
             NETHERLANDS (3.45%)
    162,500 Randstad Holdings NV (22)...     4,087,169  12,826,697
    205,000 Philips Electronics NV ADR
             (20).......................     6,249,749   7,354,375
    145,000 German City Estates NV (4)..     2,494,966   2,297,550
     80,000 Apothekers Cooperatie OPG
             U.A. (23)..................     2,107,405   1,908,437
     25,000 Content Beheer NV (22)......       411,316     932,585
     36,000 Holdingmaatschappij de
             Telegraaf, NV (11).........       343,261     787,230
                                           ----------- -----------
                                            15,693,866  26,106,874
                                           ----------- -----------
             SWITZERLAND (5.57%)
      1,155 Bank for International
             Settlements (U.S.
             Tranche) (2)...............     8,756,335  10,684,211
        745 Bank for International
             Settlements (French
             Tranche) (2)...............     5,651,672   5,770,944
      9,650 Kuhne & Nagel
             International AG Bearer
             (14).......................     5,753,866   5,194,378
      5,250 Schindler Holding AG PC (8).     6,208,955   5,128,589
      6,350 Schindler Holding AG PC
             Warrants expire
             12/16/1996 (a)(8)..........             0       1,519
      2,500 Lindt & Sprungli AG PC (13).     3,153,128   4,146,730
     16,500 Sika Finanz AG Bearer (6)...     4,355,094   3,644,737
      7,500 Societe Generale
             d'Affichage SA D.R.C. (11).     2,632,883   3,295,454

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                    COST        VALUE
 OF SHARES                                 (NOTE 1)    (NOTE 1)
 ----------                                --------    --------

            COMMON AND PREFERRED
             STOCKS (continued)
             SWITZERLAND (continued)
     13,363 Swissair AG D.R.C. (a)(14)..  $ 1,475,620 $ 1,886,165
      7,500 Safra Republic Holdings SA
             Bearer (10)................      615,000     884,063
      3,500 Edipresse SA Bearer (11)....      713,897     711,722
        110 Banque Privee Edmond de
             Rothschild SA Bearer (10)..      383,261     405,702
         84 Vetropack Holding AG
             Bearer (13)................      258,152     217,703
        850 Vetropack Holding AG PC
             (13).......................      230,326     189,793
                                          ----------- -----------
                                           40,188,189  42,161,710
                                          ----------- -----------
             FRANCE (9.91%)
     85,000 Legrand ADP (8).............    6,850,798   8,888,803
     70,000 Compagnie Generale des
             Eaux (24)..................    7,005,338   7,604,865
     75,000 Elf Aquitaine (7)...........    5,665,238   5,866,319
     65,000 Emin Leydier (5)............    4,988,812   4,430,846
     63,500 Gaumont SA (11).............    3,503,669   4,402,378
     10,500 Eurafrance (19).............    4,048,286   4,172,509
     60,000 Eramet (3)..................    4,052,181   3,579,922
     13,500 Sagem ADP (20)..............    4,139,837   3,424,803
     18,359 Promodes C.I. (12)..........    2,413,991   3,253,125
      5,000 Promodes (12)...............      897,173   1,355,591
     37,500 Marine Wendel (19)..........    3,143,005   3,144,487
     31,250 FIMALAC SA (a)(19)..........    2,939,502   2,838,268
     21,500 Groupe NSC (8)..............    3,909,156   2,806,267
     10,000 Essilor International ADP
             (13).......................    1,290,928   2,033,386
      3,000 Societe Sucriere de
             Pithiviers-le-Vieil (1)....    1,148,828   1,986,909
     22,500 Compagnie des Salins du
             Midi et des Salines de
             L'Est (1)..................    1,751,384   1,952,051
      7,500 Elf Gabon (7)...............    1,145,672   1,670,281
     18,500 Rougier SA (5)..............    1,731,961   1,361,400
      8,500 Sabeton SA (19).............    1,640,622   1,275,708
      4,000 Taittinger (13).............    1,860,272   1,199,891
      6,000 Taittinger C.I. (13)........    1,620,532   1,193,307
     21,500 Burelle SA (a)(19)..........    1,316,832   1,157,481
      3,500 Galeries Lafayette (a)(12)..      940,842   1,013,982
     20,000 Conflandey (3)..............    1,180,995   1,006,623
      5,000 Robertet SA C.I. (13).......      734,584     774,623
     10,000 La Brosse et Dupont (13)....      718,979     735,892
     50,000 Credit Foncier de France
             (a)(10)....................      701,563     668,113
      7,492 Crometal (8)................      546,935     471,533
     20,000 Immobiliere Hoteliere
             (a)(4).....................      575,842     232,387
      5,500 C.E.E. (Continentale
             d'Equipements
             Electriques) (a)(8)........      653,923     223,672
     10,000 SAGA (a)(14)................      944,384     174,290
     10,000 Teleflex Lionel Dupont
             (a)(8).....................      314,536     118,130
                                          ----------- -----------
                                           74,376,600  75,017,842
                                          ----------- -----------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                     COST        VALUE
 OF SHARES                                  (NOTE 1)    (NOTE 1)
 ----------                                 --------    --------

            COMMON AND PREFERRED
             STOCKS (continued)
             BELGIUM (0.33%)
     12,500 Deceuninck Plastics
             Industries SA (6)..........   $ 1,554,878 $ 1,741,945
      1,640 Societe Belge des Betons,
             SA (6).....................       936,380     779,659
                                           ----------- -----------
                                             2,491,258   2,521,604
                                           ----------- -----------
             AUSTRIA (0.65%)
     45,500 VAE AG (14).................     4,674,053   3,952,834
     18,000 Flughafen Wien AG (14)......       797,613     949,664
                                           ----------- -----------
                                             5,471,666   4,902,498
                                           ----------- -----------
             SWEDEN (2.16%)
    305,000 AssiDoman AB (5)............     6,558,740   7,384,654
    305,000 Bylock & Nordsjofrakt AB
             "B' (14)...................     2,782,573   3,128,701
    275,000 IRO AB (8)..................     2,991,322   3,235,806
    135,000 Orrefors Kosta Boda AB (13).     1,842,027   2,026,339
     15,000 Investor AB "B' (19)........       579,970     570,226
                                           ----------- -----------
                                            14,754,632  16,345,726
                                           ----------- -----------
             DENMARK (1.14%)
    117,500 Carlsberg International
             A/S "B' (13)...............     5,363,116   7,127,174
     15,000 Kobenhavns Lufthavne A/S
             (14).......................       662,505   1,499,334
                                           ----------- -----------
                                             6,025,621   8,626,508
                                           ----------- -----------
             NORWAY (1.36%)
    445,000 Schibsted ASA (11)..........     5,537,357   6,505,347
     50,000 Orkla ASA "B' (13)..........     1,587,369   2,500,577
    250,000 Western Bulk Shipping AS
             (14).......................     1,451,589     961,760
     10,000 Adelsten ASA "A' (12).......       149,458     176,964
     10,000 Adelsten ASA "B' (12).......       120,513     176,195
                                           ----------- -----------
                                             8,846,286  10,320,843
                                           ----------- -----------
             FINLAND (0.44%)
     55,000 Vaisala Oy A (15)...........     2,022,905   3,073,770
     10,000 Aamulehti Yhtymae Oy II
             (11).......................       151,826     252,038
                                           ----------- -----------
                                             2,174,731   3,325,808
                                           ----------- -----------
             ITALY (2.13%)
 10,950,000 Montedison SpA Non
             Convertible Savings
             (a)(18)....................     5,675,440   6,606,758
    500,000 Istituto Finanziario
             Industriale SpA
             Privileged Shares (19).....     4,876,863   3,988,458
    345,000 Avir Finanziara SpA (13)....     2,604,320   2,792,807
    375,000 Arnoldo Mondadori Editore
             SpA (11)...................     2,678,478   2,720,522
                                           ----------- -----------
                                            15,835,101  16,108,545
                                           ----------- -----------
             SPAIN AND PORTUGAL (1.06%)
    775,000 Energia e Industrias
             Aragonesas SA (21).........     3,914,785   3,921,149

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                     COST        VALUE
 OF SHARES                                  (NOTE 1)    (NOTE 1)
 ----------                                 --------    --------

            COMMON AND PREFERRED STOCKS
             (continued)
             SPAIN AND PORTUGAL
               (continued)
     18,000 Corporacion Financiera Alba
             SA (19)...................... $ 1,273,003 $ 1,499,183
     65,000 Companhia de Celulose do
             Caima SA (5).................   1,269,666   1,246,776
    197,500 Omsa Alimentacion SA (13).....   1,039,509     710,244
     54,500 Espirito Santo Financial
             Holding SA ADR (10)..........     670,581     674,437
                                           ----------- -----------
                                             8,167,544   8,051,789
                                           ----------- -----------
             GREECE (0.51%)
     38,840 Titan Cement Co. (6)..........   1,141,872   2,145,233
      6,930 Titan Cement Co. Pfd. (6).....     171,006     251,817
    379,380 H. Benrubi & Fils SA (13).....   2,265,445   1,417,949
     18,000 H. Benrubi & Fils SA Pfd.
             (13).........................      92,036      45,224
                                           ----------- -----------
                                             3,670,359   3,860,223
                                           ----------- -----------
             COMMONWEALTH OF INDEPENDENT
               STATES AND
               EASTERN EUROPE (0.82%)
    750,672 Firebird Fund L.P.
             (a)(b)(e)(17)................     762,000   2,754,591
     60,000 Templeton Russia Fund (17)....     856,353   1,230,000
      9,000 Baltic Republics Fund
             (a)(b)(e)(17)................     905,750   1,212,750
    100,000 First NIS Regional Fund
             SICAF (a)(b)(e)(17)..........   1,000,000     975,000
                                           ----------- -----------
                                             3,524,103   6,172,341
                                           ----------- -----------
             ISRAEL (0.91%)
    150,000 Super-Sol (12)................   3,155,012   3,425,175
  1,205,550 The Israel Land Development
             Company Ltd. (18)............   5,337,394   3,344,152
     15,000 The Israel Land Development
             Company Ltd. ADR (18)........     202,500     124,688
                                           ----------- -----------
                                             8,694,906   6,894,015
                                           ----------- -----------
             TURKEY (0.19%)
 68,196,000 Medya Holding A.S. (11).......   3,186,855     777,437
 45,000,000 Sabah Yayincilik A.S. (11)....     999,471     684,002
                                           ----------- -----------
                                             4,186,326   1,461,439
                                           ----------- -----------
             SOUTH AFRICA (0.64%)
    115,000 Omni Media Corporation (11)...     872,477   1,823,989
     80,461 JCI Ltd. ADR (3)..............     426,332     777,221
     56,500 JCI Ltd. (3)..................     366,874     545,770
    330,200 Stellenbosch Farmers' Winery
             Group Limited (1)............     364,797     749,215
     85,131 Anglo American Platinum
             Corporation Ltd. ADR (2).....     457,903     576,667
     55,000 Anglo American Platinum
             Corporation Ltd. (2).........     389,561     372,563
                                           ----------- -----------
                                             2,877,944   4,845,425
                                           ----------- -----------
             HONG KONG (2.75%)
 17,750,000 CDL Hotels International
             Ltd. (4).....................   7,287,268   9,640,502
  8,000,000 Shaw Brothers (Hong Kong)
             Limited (11).................  10,737,152   8,224,492
  4,000,000 South China Morning Post
             Holdings Corp. (11)..........   2,357,642   2,974,266
                                           ----------- -----------
                                            20,382,062  20,839,260
                                           ----------- -----------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                     COST        VALUE
 OF SHARES                                  (NOTE 1)    (NOTE 1)
 ----------                                 --------    --------

            COMMON AND PREFERRED
             STOCKS (continued)
             SOUTH KOREA (1.15%)
      1,458 LG Electronics Co., Ltd.
             (20).......................   $    41,610 $    25,504
     81,844 LG Electronics Co., Ltd.
             Pfd. (20)..................     1,704,674     825,201
     98,000 LG Electronics Co., Ltd.
             Pfd. GDS (20)..............       958,147     573,300
     65,000 LG Industrial Systems (8)...     1,857,245   1,579,203
     20,000 Woong Jin Publishing Co.
             (11).......................     1,155,530   1,251,215
     31,740 Youngchang Akki Co. (13)....     1,481,090   1,110,437
     83,730 Ssangyong Cement
             Industries Pfd. (6)........     1,601,989   1,027,300
     65,000 Choong Nam Spinning (a)(13).     1,405,580     931,730
        495 Samsung Electronics Co.
             (20).......................        71,986      38,965
        149 Samsung Electronics Co.
             New (20)...................        21,668      11,729
     16,500 Samsung Electronics Co.
             Pfd. (20)..................     1,502,523     637,391
      4,972 Samsung Electronics Co.
             Pfd. New (20)..............       467,094     174,552
     45,185 Korean Air Lines Pfd. (14)..       765,857     494,005
        450 Cheil Jedang Corporation
             Pfd. (18)..................        13,731      10,222
                                           ----------- -----------
                                            13,048,724   8,690,754
                                           ----------- -----------
             SINGAPORE AND MALAYSIA
               (1.16%)
  1,000,000 Clipsal Industries Ltd. (6).     2,330,691   2,900,000
  1,000,000 Times Publishing Ltd. (11)..     2,501,707   2,173,295
  1,000,000 Intraco, Ltd. (12)..........     1,584,586   1,526,989
    250,000 Singapore Bus Service (14)..     1,991,949   1,296,165
    250,000 Rothmans Industries Ltd.
             (13).......................     1,251,166     923,295
                                           ----------- -----------
                                             9,660,099   8,819,744
                                           ----------- -----------
            THAILAND AND VIETNAM
               (0.38%)
    153,200 The Lazard Vietnam Fund
             Limited (a)(b)(e)(17)......     1,573,780   1,378,800
    180,000 Oriental Hotel PCL (4)......     1,002,493     998,309
     42,800 The Vietnam Frontier Fund
             (a)(b)(e)(17)..............       440,840     470,800
                                           ----------- -----------
                                             3,017,113   2,847,909
                                           ----------- -----------
            INDIA AND PAKISTAN (0.51%)
    315,000 The Pakistan Investment
             Fund Inc. (a)(17)..........     2,491,499   1,653,750
    149,500 The India Fund, Inc.
             (a)(17)....................     1,788,520   1,083,875
     10,000 The Spartek Emerging
             Opportunities of India
             Fund (a)(b)(e)(17).........     1,035,000     603,000
     75,000 Gujarat Narmada Valley
             Fertilizers Company
             Limited GDR (21)...........       862,500     290,625
     50,000 Gujarat Narmada Valley
             Fertilizers Company
             Limited GDR (b)(21)........       640,625     193,750
                                           ----------- -----------
                                             6,818,144   3,825,000
                                           ----------- -----------
            JAPAN (12.51%)
    350,000 Fuji Photo Film Co., Ltd.
             (13).......................     8,561,518  10,655,112
    155,000 Ito-Yokado Co., Ltd. (12)...     8,209,933   8,811,010
    635,000 The Tokio Marine & Fire
             Insurance Co., Ltd. (10)...     7,491,364   7,527,278
     39,500 Toho Co., Ltd. (11).........     6,164,787   6,562,346
    875,000 The Dai-Tokyo Fire &
             Marine Insurance Co.,
             Ltd. (10)..................     5,928,553   6,042,611

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                          COST        VALUE
 OF SHARES                                       (NOTE 1)    (NOTE 1)
 ----------                                      --------    --------

            COMMON AND PREFERRED STOCKS
             (continued)
            JAPAN (continued)
    595,000 Nisshinbo Industries Inc. (13)...   $ 6,034,319 $ 5,450,137
    485,000 Shoei Co., Ltd. (19).............     4,342,971   5,444,300
     52,500 Hitachi Ltd. ADR (15)............     4,891,759   5,059,687
    250,000 Shimano Inc. (13)................     5,022,510   4,647,299
    415,000 Nittetsu Mining Co., Ltd. (3)....     3,728,345   3,913,161
    600,000 The Koa Fire & Marine Insurance
             Co., Ltd. (10)..................     3,792,993   3,777,109
    675,000 The Dowa Fire & Marine
             Insurance Co., Ltd. (10)........     3,722,432   3,479,413
    810,000 Hanshin Electric Railway Co.,
             Ltd. (a)(14)....................     3,567,128   3,426,070
    395,000 Aida Engineering, Ltd. (8).......     2,961,702   3,008,037
    415,000 The Nichido Fire & Marine
             Insurance Co., Ltd. (10)........     3,169,714   2,914,373
     70,000 Tsutsumi Jewelry Co., Ltd. (12)..     3,695,531   2,734,498
    415,000 Iino Kaiun Kaisha, Ltd. (a)(14)..     2,527,660   1,900,678
     75,000 Chofu Seisakusho Co., Ltd. (13)..     1,768,019   1,771,362
    150,000 Sotoh Co., Ltd. (13).............     1,658,235   1,629,922
    100,000 Yoshimoto Kogyo Co., Ltd. (11)...     1,330,839   1,436,846
     35,000 Asatsu Inc. (11).................     1,403,840   1,382,964
     75,000 Japan Airport Terminal Co.,
             Ltd. (14).......................       911,438   1,070,899
    100,000 Tachi-S Co., Ltd. (14)...........     1,064,316     969,871
     25,000 T. Hasegawa Co., Ltd. (13).......       431,527     628,620
     16,500 Fast Retailing Co., Ltd. (12)....       790,563     459,342
                                                ----------- -----------
                                                 93,171,996  94,702,945
                                                ----------- -----------
            AUSTRALIA AND NEW ZEALAND
               (3.75%)
  3,600,549 Carter Holt Harvey Limited (5)...     7,761,833   7,928,436
  6,121,333 Shortland Properties Limited (4).     3,174,660   3,851,206
  4,625,000 Tasman Agriculture Limited (1)...     3,443,176   3,847,396
    504,200 Wilson & Horton Group Limited
             (11)............................     3,098,514   3,725,513
  1,130,000 Spotless Services Limited (22)...     1,217,521   2,002,812
  4,203,338 Evergreen Forests Limited (a)(5).     1,969,031   1,704,239
    725,000 Eltin Limited (2)................     2,382,418   1,376,775
  1,250,000 Wrightson Limited (1)............     1,215,338   1,013,623
    375,700 Radio Pacific Limited (c)(11)....       682,453     787,899
    800,000 Motors Holding Limited (12)......       595,562     601,350
  1,111,097 Defender Limited (1).............       657,937     597,826
    207,500 The Colonial Motor Company
             Limited (12)....................       236,770     522,190
    825,000 Apple Fields Limited (a)(1)......       507,472     317,194
    250,000 Damba Holdings Limited (12)......       130,848     115,343
                                                ----------- -----------
                                                 27,073,533  28,391,802
                                                ----------- -----------
            CANADA (3.34%)
    465,000 Noranda, Inc. (18)...............     8,592,560   9,505,819
    275,000 Canadian Pacific Ltd. (18).......     4,669,325   6,359,375
    225,000 Dofasco, Inc. (3)................     3,379,950   3,460,013
    155,000 Canadian National Railway
             Company (14)....................     2,932,264   3,177,500
     75,000 Franco-Nevada Mining Corp. Ltd.
             (2).............................     3,204,853   2,810,401
                                                ----------- -----------
                                                 22,778,952  25,313,108
                                                ----------- -----------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                             --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            ARGENTINA (1.89%)
  5,950,000 Siderca S.A.I.C. (7)...................   $  4,024,166 $  8,866,741
  3,000,000 Ledesma S.A.A.I. (1)...................      4,686,541    3,600,504
    541,522 IRSA Inversiones y Representaciones
             S.A. (4)..............................      1,235,490    1,608,546
    150,000 Cresud S.A. (1)........................        203,156      258,036
                                                      ------------ ------------
                                                        10,149,353   14,333,827
                                                      ------------ ------------
            MEXICO (0.69%)
    775,000 Industrias Penoles S.A., de C.V. (3)...      2,150,818    3,283,115
     40,000 Grupo Televisa S.A. GDR (11)...........        889,742    1,155,000
  2,200,000 Grupo Fernandez Editores, S.A. de C.V.
             (a)(11)...............................        768,015      749,669
                                                      ------------ ------------
                                                         3,808,575    5,187,784
                                                      ------------ ------------
            MISCELLANEOUS (2.18%)
    257,500 Freeport McMoRan Copper & Gold Inc.,
             Preferred
             Series "D' (2)........................      5,219,425    5,407,500
    200,000 Minorco ADR (3)........................      4,536,224    4,325,000
     65,000 Banco Latinoamericano de Exportaciones
             S.A.
             Class `E' (10)........................      2,224,459    3,648,125
    135,000 North European Oil Royalty Trust (7)...      1,822,545    1,704,375
        650 Socfinasia (19)........................        815,279    1,449,298
                                                      ------------ ------------
                                                        14,617,932   16,534,298
                                                      ------------ ------------
            TOTAL COMMON AND PREFERRED STOCKS......    510,900,172  545,947,691
                                                      ------------ ------------
 PRINCIPAL
   AMOUNT
 ----------
            BONDS, NOTES AND CONVERTIBLE BONDS
            U.S. DOLLAR CONVERTIBLE BONDS (2.30%)
 $1,500,000 Tubos de Acero de Mexico S.A. 7 1/2%
             due 6/12/1997 (7).....................      1,447,968    1,560,000
    500,000 P.T. Pabrik Kertas Tjiwi Kimia 7 1/4%
             due 4/12/2001 (5).....................        493,900      482,813
    500,000 Acer Inc. 4% due 6/10/2001 (15)........      1,031,550    1,367,500
  1,250,000 International Container Terminal
             Services, Inc.
             5% due 9/15/2001 (14).................      1,022,432    1,100,000
  1,500,000 Yangming Marine Transport Corporation
             2% due 9/22/2001 (14).................      1,737,000    1,786,875
  1,000,000 Sincere Navigation Corporation
             3 3/4% due 5/26/2003 (14).............      1,051,125    1,097,500
  1,850,000 Scandinavian Broadcasting System SA
             7 1/4% due 8/01/2005 (11).............      1,946,625    1,861,562
    150,000 Ssangyong Cement Company 3% due
             12/31/2005 (6)........................        173,250      184,875
  1,150,000 P.T. Inti Indorayon Utama 7% due
             5/02/2006 (5).........................        929,491      891,250
  1,650,000 Far Eastern Textile 4% due 10/07/2006
             (13)..................................      1,884,100    1,963,500
  4,250,000 Cheil Jedang Corporation 3% due
             12/31/2006 (18).......................      5,129,981    5,121,250
                                                      ------------ ------------
                                                        16,847,422   17,417,125
                                                      ------------ ------------
            U.S. DOLLAR BONDS AND NOTES (6.87%)
    500,000 Banco Safra SA 7 3/4% due 12/16/1996
             (10)..................................        497,288      500,000
  2,500,000 IRSA Inversiones y Representaciones
             S.A.
             8 7/8% due 3/03/1999 (4)..............      2,326,157    2,450,000

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 PRINCIPAL                                                 COST        VALUE
   AMOUNT                                                (NOTE 1)     (NOTE 1)
 ----------                                              --------     --------

            BONDS, NOTES AND CONVERTIBLE BONDS
               (continued)
            U.S. DOLLAR BONDS AND NOTES (continued)
 $1,550,000 IRSA Inversiones y Representaciones S.A.
             4 1/2% due
             8/02/2003 (b)(4).......................   $  1,540,339 $  1,511,250
    300,000 Tubos de Acero de Mexico S.A. 10 1/2%
             due 3/10/1999 (e)(7)...................        291,157      296,625
  1,000,000 Cemex SA 10% due 11/05/1999 (6).........        957,592    1,013,750
    500,000 P.T. Inti Indorayon Utama 9 1/8% due
             10/15/2000 (5).........................        448,128      492,500
  1,950,000 PT Pabrik Kertas Tjiwi Kimia 13 1/4% due
             8/01/2001 (5)..........................      2,029,250    2,191,313
  1,000,000 Aracruz Celulose SA 10 3/8% due
             1/31/2002 (5)..........................        942,577      957,500
  1,000,000 Banco Safra SA 10 3/8% due 10/28/2002
             (b)(10)................................        985,899    1,001,250
  7,105,000 Republic of Argentina FRB due 3/31/2005
             (6.625% @ 9/30/1996) (16)..............      5,233,832    5,959,319
  5,750,000 Republic of Argentina Par 5 1/4% due
             3/31/2023 (16).........................      2,676,706    3,363,750
  2,275,000 Federal Republic of Brazil IDU FRN due
             1/01/2001
             (6.6875% @ 9/30/1996) (16).............      1,873,438    2,193,953
    450,000 Federal Republic of Brazil EI FRN due
             4/15/2006
             (6% @ 9/30/1996) (16)..................        296,958      393,750
  1,500,000 Federal Republic of Brazil DCB FRN due
             4/15/2012
             (6.5625% @ 9/30/96) (16)...............      1,053,916    1,132,500
  3,409,661 Federal Republic of Brazil "C' Bonds 8%
             due
             4/15/2014 (16).........................      1,541,878    2,403,811
    500,000 Federal Republic of Brazil Disc. ZL FRN
             due 4/15/2024
             (6 1/2% @ 9/30/1996) (16)..............        302,401      383,125
  2,000,000 Federal Republic of Brazil Par ZL FRN
             due 4/15/2024
             (5% @ 9/30/1996) (16)..................        861,778    1,192,500
    500,000 Republic of Bulgaria IAB FRN due
             7/28/2011
             (6.6875% @ 9/30/1996) (16).............        179,946      228,750
  1,000,000 Republic of Bulgaria FLIRB due 7/28/2012
             (2% @ 9/30/1996) (16)..................        369,209      327,500
  2,250,000 Republic of Bulgaria Disc. "A' FRN due
             7/28/2024
             (6.6875% @ 9/30/1996) (16).............      1,119,094    1,144,687
  1,057,404 Republic of Ecuador PDI FRN due
             2/27/2015
             (3% @ 9/30/1996) (16)..................        492,185      541,919
  1,000,000 Republic of Ecuador Disc. FRN due
             2/28/2025
             (6 1/2% @ 9/30/1996) (16)..............        538,874      623,750
    500,000 United Mexican States Aztec FRN due
             3/31/2008
             (7.3984% @ 9/30/1996) (16).............        443,525      498,438
    750,000 United Mexican States Disc. FRN "A' due
             12/31/2019 (6.39844% @ 9/30/1996) (16).        633,524      632,812
    250,000 United Mexican States Disc. FRN "B' due
             12/31/2019 (6.39062% @ 9/30/1996) (16).        211,300      210,937
    250,000 United Mexican States Disc. FRN "C' due
             12/31/2019 (6.35156% @ 9/30/1996) (16).        213,450      210,938
  1,000,000 United Mexican States Disc. FRN "D' due
             12/31/2019 (6.453313% @ 9/30/96) (16)..        846,638      843,750
  1,000,000 Central Bank of the Philippines NMB FRN
             due 1/05/2005 (6.5625% @ 9/30/96) (16).        916,617      977,500
    250,000 Central Bank of the Philippines DCB FRN
             due 12/01/2009 (6.375% @ 9/30/96) (16).        217,465      241,719

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

     PRINCIPAL                                               COST        VALUE
      AMOUNT                                               (NOTE 1)    (NOTE 1)
     ---------                                             --------    --------
                   BONDS, NOTES AND CONVERTIBLE BONDS (continued)
                   U.S. DOLLAR BONDS AND NOTES
                      (continued)
        $3,250,000 Republic of Poland Disc. FRN due
                    10/27/2024 (6.4375% @ 9/30/1996)
                    (16)..............................   $  2,265,387 $ 3,095,625
         2,000,000 Republic of Venezuela FLIRB "B' due
                    3/31/2007 (6.4374% @ 9/30/96)
                    (16)..............................      1,044,462   1,687,500
         3,000,000 Republic of Venezuela DCB FRN due
                    12/18/2007 (6.625% @ 9/30/1996)
                    (16)..............................      1,943,813   2,490,000
         1,000,000 Republic of Venezuela Disc. "A' FRN
                    due 3/31/2020 (6.375% @ 9/30/1996)
                    (16)..............................        554,886     790,000
         1,500,000 Lonrho Finance plc FRN due
                    7/19/1997
                    (6.9102% @ 9/30/1996) (18)........      1,497,639   1,504,875
           500,000 Vital Forsikring FRN due 12/22/2003
                    (6.8789% @ 9/30/1996) (10)........        498,279     510,000
         1,500,000 Bergen Bank Floating Rate Perpetual
                    Notes
                    (5.375% @ 9/30/1996) (10).........      1,165,250   1,258,125
         3,000,000 Christiana Bank Floating Rate
                    Perpetual Notes (5.875% @
                    9/30/1996) (10)...................      2,326,250   2,535,000
         1,500,000 Eksportfinans Zero Coupon due
                    11/07/1997 (a)(d)(7)..............      1,500,000   2,214,600
         2,000,000 Goldman Sachs Group L.P. Cocoa
                    Indexed Note due 4/29/1997
                    (5.78125% @ 9/30/1996) (d)(10)....      2,000,000   2,011,400
                                                         ------------ -----------
                                                           44,837,087  52,016,721
                                                         ------------ -----------
                   U.S. TREASURY NOTES (0.27%)
         2,000,000 U.S. Treasury Note 7 1/2% due
                    12/31/1996 (16)...................      1,998,990   2,011,874
                                                         ------------ -----------
                   NON U.S. DOLLAR CONVERTIBLE BONDS
                      (3.46%)
 FRF    10,901,250 Compagnie Generale des Eaux 6% due
                    1/01/1998 (24)....................      2,262,508   2,460,346
 FRF     8,500,000 Michelin 6% due 1/02/1998 (14).....      1,750,909   1,902,245
 FRF    33,997,340 Immobiliere Hoteliere 5% due
                    1/01/2001 (4).....................      5,475,746   4,937,837
 FRF     3,696,000 Crometal 4 1/4% due 1/01/2001 (8)..        726,377     745,575
 FRF    16,751,000 Euro Disney S.C.A. 6 3/4% due
                    10/01/2001 (13)...................      2,376,151   3,496,492
 FRF     2,985,600 Gaumont SA 3 3/4% due 1/01/2003
                    (11)..............................        653,654     709,715
 FRF        20,000 Alcatel Alsthom 2 1/2% due
                    1/01/2004 (18)....................      3,110,687   3,299,895
 NZD     1,830,616 Shortland Properties Limited 7 1/2%
                    due
                    12/31/1998 (4)....................      1,167,771   1,385,079
 CAD     1,000,000 Intertan, Inc. 9% due 8/30/2000
                    (b)(e)(12)........................        771,468     803,758
 (Yen) 200,000,000 Nippon Yusen Kabushiki 2% due
                    9/29/2000 (14)....................      2,271,121   2,054,690
 ECU     1,425,000 BCP Bank & Trust Co. 8 3/4% due
                    5/21/2002 (10)....................      1,867,689   1,843,594
 (Pounds)  500,000 Lonrho Finance plc 6% due 2/27/2004
                    (18)..............................        714,987     780,918
 (Pounds)1,850,000 Berisford plc 5% due 1/31/2015
                    (13)..............................      2,069,274   1,766,949
                                                         ------------ -----------
                                                           25,218,342  26,187,093
                                                         ------------ -----------
                   NON U.S. DOLLAR BONDS AND NOTES
                      (2.48%)
 ITL   250,000,000 Bayerische Hypotheken Wechsel-Bank
                    7.85% due 2/14/2001 (10)..........        147,097     164,339
 ITL 1,000,000,000 American International Group 11.7%
                    due 12/04/2001 (10)...............        670,981     755,017

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

    PRINCIPAL                                              COST         VALUE
      AMOUNT                                             (NOTE 1)      (NOTE 1)
    ---------                                            --------      --------
                  BONDS, NOTES AND CONVERTIBLE BONDS (continued)
                  NON U.S. DOLLAR BONDS AND NOTES (continued)
 CAD    2,500,000 Province of Alberta 10 1/4% due
                   8/22/2001 (16)...................    $  1,846,733 $  2,134,547
 CAD      500,000 Province of Quebec 10 1/4% due
                   10/15/2001 (16)..................         377,818      425,001
 NZD    5,500,000 Republic of New Zealand Government
                   10% due 3/15/2002 (16)...........       3,975,359    4,161,777
 NZD    3,500,000 Trans Power Finance Limited 8% due
                   3/15/2002 (24)...................       2,244,019    2,403,858
 NZD      500,000 Telecom Corp. of New Zealand 9
                   1/4% due
                   7/01/2002 (24)...................         305,086      364,598
 NZD    1,500,000 Telecom Corp. of New Zealand 7
                   1/2% due
                   7/14/2003 (24)...................         867,094    1,007,943
 ZAR   10,000,000 Republic of South Africa 13% due
                   8/31/2010 (16)...................       1,931,554    1,903,694
 ZAR    3,000,000 Escom 15% due 10/01/1998 (24).....         722,900      664,479
 FRF   21,500,000 United Mexican States Par 6.63%
                   due
                   12/31/2019 (16)..................       2,472,780    2,872,884
 FRF   12,500,000 Republic of Venezuela Par 7.71%
                   due
                   3/31/2020 (16)...................       1,377,625    1,682,385
 CHF      500,000 Scandinavian Airlines Variable
                   System Rate Perpetual Notes (3
                   5/8% @ 9/30/96) (14).............         247,886      263,158
                                                       ------------- ------------
                                                          17,186,932   18,803,680
                                                       ------------- ------------
                  TOTAL BONDS, NOTES AND CONVERTIBLE
                   BONDS............................     106,088,773  116,436,493
                                                       ------------- ------------
                  SHORT-TERM INVESTMENTS (11.36%)
       $5,339,000 Viacom Inc. 6% due 10/01/1996.....       5,339,000    5,339,000
        4,002,000 Union Pacific Corporation 5.45%
                   due 10/01/1996...................       4,002,000    4,002,000
        5,365,000 Lockheed Martin 5.50% due
                   10/02/1996.......................       5,364,180    5,364,180
        3,500,000 Fiat Finance U.S.A., Inc. 5.53%
                   due 10/04/1996...................       3,498,387    3,498,387
        1,032,000 Dayton Hudson Corporation 5.52%
                   due 10/07/1996...................       1,031,051    1,031,051
        6,570,000 Fiat Finance U.S.A., Inc. 5.52%
                   due 10/07/1996...................       6,563,956    6,563,956
        7,000,000 CSX Corporation 5.45% due
                   10/08/1996.......................       6,992,582    6,992,582
        5,368,000 Fiat Finance U.S.A., Inc. 5.53%
                   due 10/09/1996...................       5,361,403    5,361,403
        4,308,000 Union Pacific Corporation 5.50%
                   due 10/09/1996...................       4,302,735    4,302,735
        3,000,000 Rayonier Inc. 5.53% due
                   10/10/1996.......................       2,995,853    2,995,853
        2,159,000 Reynolds Metal 5.50% due
                   10/10/1996.......................       2,156,031    2,156,031
        2,702,000 Samsung Electronics America Inc.
                   5.50% due 10/11/1996.............       2,697,872    2,697,872
        4,718,000 Samsung Electronics America Inc.
                   5.57% due 10/11/1996.............       4,710,700    4,710,700
        4,877,000 Fiat Finance U.S.A., Inc. 5.53%
                   due 10/15/1996...................       4,866,512    4,866,512
        1,841,000 Gaz De France 5.32% due
                   10/15/1996.......................       1,837,191    1,837,191
        3,000,000 Fiat Finance U.S.A., Inc. 5.52%
                   due 10/16/1996...................       2,993,100    2,993,100
        3,000,000 Union Pacific Corporation 5.45%
                   due 10/16/1996...................       2,993,188    2,993,188
        4,000,000 Praxair Inc. 5.56% due 10/17/1996.       3,990,116    3,990,116
        3,000,000 Kubota Finance (U.S.A.), Inc.
                   Sumitomo 5.50% due 10/18/1996....       2,992,208    2,992,208
        3,643,000 Toshiba Capital (Asia) Ltd. 5.34%
                   due 10/22/1996...................       3,631,652    3,631,652

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

 PRINCIPAL                                             COST         VALUE
   AMOUNT                                            (NOTE 1)      (NOTE 1)
 ----------                                          --------      --------

            SHORT-TERM INVESTMENTS (continued)
 $4,038,000 Hercules Incorporated 5.42% due
             10/28/1996.........................   $  4,021,585  $  4,021,585
  3,674,000 Alcatel Alsthom Inc. 5.33% due
             11/04/1996.........................      3,655,505     3,655,505
                                                   ------------  ------------
            TOTAL SHORT-TERM INVESTMENTS........     85,996,807    85,996,807
                                                   ------------  ------------
            TOTAL INVESTMENTS (98.86%)..........   $702,985,752*  748,380,991**
                                                   ============
            Other assets in excess of
             liabilities (1.14%)................                    8,592,447
                                                                 ------------
            Net Assets (100.00%)................                 $756,973,438
                                                                 ============

-----------
(a)Non-income producing security.
(b)Can be sold only to qualified institutional buyers.
(c) Affiliate as defined by the Investment Company Act of 1940. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1996:

                        Purchases     Sales    Realized Dividend
      Affiliate        Shares Cost Shares Cost   Gain    Income
----------------------------------------------------------------
Radio Pacific Limited    --    --    --    --     --    $38,200

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity index.
(e) Security for which there are less than three market makers.
 * At September 30, 1996 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1996 were $87,656,790 and $42,261,551, respectively. (Net appreciation was $45,395,239.)

FOREIGN CURRENCIES    INDUSTRY CLASSIFICATIONS
------------------    ------------------------
CHF--Swiss Franc       (1) Agriculture               (13) Consumer Products
FRF--French Franc      (2) Gold Related              (14) Transportation
(Pounds)--Pound
Sterling               (3) Metals and Minerals       (15) Technology
ITL--Italian Lira      (4) Real Estate               (16) Government Issues
ECU--European
Currency Unit          (5) Paper and Forest Products (17) Investment Companies
CAD--Canadian Dollar   (6) Building Materials        (18) Conglomerate
(Yen)--Japanese Yen    (7) Energy                    (19) Holding Companies
NZD--New Zealand
Dollar                 (8) Capital Goods             (20) Electronics
ZAR--South African
Rand                   (9) Multinational             (21) Chemicals
                      (10) Financial Institutions    (22) Services
                      (11) Media                     (23) Health Care
                      (12) Distribution              (24) Utilities

BOND TYPES
----------
FRB--Floating Rate Bond            EI--Eligible Interest
FRN--Floating Rate Note            FLIRB--Front Loaded Interest Reduction Bond
IDU--Interest Due Unpaid           PDI--Past Due Interest
`C'--Capitalization                NMB--New Money Bond
IAB--Interest Arrears Bond         DCB--Debt Conversion Bond

-----------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

  NUMBER                                                   COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------

           COMMON AND PREFERRED STOCKS
           UNITED STATES (29.46%)
   157,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "C' (c)...........................   $ 5,723,709 $ 5,059,687
   100,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "D' (c)...........................     2,151,079   2,100,000
    55,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred
            Series "B' (c)...........................     2,081,910   1,835,625
    50,000 Newmont Mining Corporation................     2,080,525   2,362,500
   100,000 Homestake Mining Company..................     2,021,673   1,462,500
    50,000 The Pioneer Group Inc.....................     1,401,097   1,312,500
       845 Case Pomeroy & Co., Inc. Class "A'........       898,280   1,042,308
    70,000 Santa Fe Pacific Gold Corporation.........     1,042,762     875,000
    87,500 Battle Mountain Gold Company..............       880,700     678,125
     8,500 Amax Gold Inc. $3.75 Conv. Pfd. Series
            "B'......................................       436,223     446,250
    50,000 Amax Gold Inc. (a)........................       417,900     281,250
                                                        ----------- -----------
                                                         19,135,858  17,455,745
                                                        ----------- -----------
           CANADA (18.54%)
   100,000 Euro-Nevada Mining Corp., Ltd.............     1,273,565   2,895,731
    67,000 Franco-Nevada Mining Corp., Ltd...........     1,925,222   2,510,625
    75,000 Cambior, Inc..............................     1,019,306   1,029,471
   105,000 Pan American Silver Corp. (a).............       350,923     763,020
   185,000 Royal Oak Mines Inc. (a)..................       843,892     728,438
    30,000 Placer Dome Inc...........................       662,925     708,750
    54,190 Echo Bay Mines Ltd........................       671,191     477,549
    30,000 Golden Star Resources, Ltd. (a)...........       433,495     476,250
    65,000 Dayton Mining Corporation (a).............       391,046     442,812
    55,000 TVX Gold Inc. (a).........................       589,077     371,250
    35,000 Pegasus Gold Inc. (a).....................       552,623     354,375
   100,000 Meridian Gold, Inc. (a)...................       181,798     227,548
                                                        ----------- -----------
                                                          8,895,063  10,985,819
                                                        ----------- -----------
           AUSTRALIA & NEW ZEALAND (7.63%)
 1,850,000 Perilya Mines NL (a)......................     1,068,304   1,171,050
   683,450 Kidston Gold Mines Limited................     1,117,454     876,063
   285,000 Macraes Mining Company Limited............       437,507     732,895
   170,000 Macraes Mining Company Limited 7% due
            9/15/1998................................       338,804     414,299
   325,000 Eltin Limited.............................       973,783     617,175
   392,500 Normandy Mining Limited...................       529,031     534,173
    50,000 Newcrest Mining Limited...................       175,523     174,075
                                                        ----------- -----------
                                                          4,640,406   4,519,730
                                                        ----------- -----------
           SOUTH AFRICA (14.01%)
   100,000 Free State Consolidated Gold Mines Ltd.
            ADR......................................     1,267,842     962,500
    85,000 DrieFontein Consolidated Ltd. ADR.........     1,084,651     917,734
   110,000 Kloof Gold Mining Company Ltd. ADR........     1,305,683     893,750
   100,000 Vaal Reefs Exploration & Mining Company
            Ltd. ADR.................................       971,675     800,000
    86,250 Durban Roodepoort Deep Limited (a)........       825,075     744,796
    20,000 Durban Roodepoort Deep Limited ADR (a)....       196,100     172,706
    25,000 Gold Fields of South Africa...............       732,566     710,431
    41,011 Western Areas Gold Mining Company Ltd.
            ADR......................................       362,618     651,050

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

    NUMBER                                              COST         VALUE
   OF SHARES                                          (NOTE 1)     (NOTE 1)
   ---------                                          --------     --------
               COMMON AND PREFERRED STOCKS
                  (continued)
               SOUTH AFRICA (continued)
       101,500 St. Helena Gold Mines Ltd. ADR.....   $   922,450  $   621,687
        27,000 St. Helena Gold Mines Ltd..........       166,146      184,382
        70,000 Harmony Gold Mining Company Ltd.
                ADR...............................       383,890      593,250
       115,000 Loraine Gold Mines Limited ADR (a).       360,480      379,998
        48,300 Loraine Gold Mines Limited (a).....       166,873      159,599
        47,500 Anglo American Platinum Corporation
                Ltd...............................       360,969      321,759
        27,653 Anglo American Platinum Corporation
                Ltd. ADR..........................       140,539      187,318
                                                     -----------  -----------
                                                       9,247,557    8,300,960
                                                     -----------  -----------
               SWITZERLAND (11.45%)
           545 Bank for International Settlements
                (U.S. Tranche)....................     4,214,954    5,041,467
           225 Bank for International Settlements
                (French Tranche)..................     1,603,440    1,742,903
                                                     -----------  -----------
                                                       5,818,394    6,784,370
                                                     -----------  -----------
               MISCELLANEOUS (10.77%)
       979,200 Minas De Arcata S.A. (a)...........     1,448,082    1,442,867
        80,000 Terra Mining AB....................     1,841,887    1,339,579
       450,000 Lonrho plc.........................     1,206,017    1,201,322
       275,000 Industrias Penoles, S.A. de C.V....       677,340    1,164,976
 1,000,000,000 Manila Mining Corporation "B'......     1,842,974      647,989
        35,000 Ashanti Goldfields Company Limited
                GDS...............................       737,125      586,250
                                                     -----------  -----------
                                                       7,753,425    6,382,983
                                                     -----------  -----------
               TOTAL COMMON AND PREFERRED STOCKS..    55,490,703   54,429,607
                                                     -----------  -----------
   PRINCIPAL
    AMOUNT
   ---------
               BONDS, NOTES AND CONVERTIBLE BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
                  (5.60%)
    $1,000,000 Gold Mines of Kalgoorlie 7 1/2% due
                2/28/2000.........................     1,091,644    1,143,750
       250,000 Homestake Mining Company 5 1/2% due
                6/23/2000 (b).....................       249,124      262,188
       350,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002.........................       385,500      339,500
       500,000 Agnico Eagle Mines Limited 3 1/2%
                due 1/27/2004.....................       388,269      478,750
       505,000 Coeur d'Alene Mines Corp. 6 3/8%
                due 1/31/2004.....................       507,464      450,081
       750,000 Battle Mountain Gold Company 6% due
                1/04/2005.........................       633,415      643,125
                                                     -----------  -----------
                                                       3,255,416    3,317,394
                                                     -----------  -----------
               U.S. DOLLAR NON CONVERTIBLE BOND
                  (0.63%)
       400,000 Kingdom of Denmark FRN due
                3/25/1997 (c)(d)..................       367,544      370,400
                                                     -----------  -----------
               TOTAL BONDS, NOTES AND CONVERTIBLE
                BONDS.............................     3,622,960    3,687,794
                                                     -----------  -----------
               SHORT-TERM INVESTMENTS (1.29%)
       765,000 AT&T Corporation 5.70% due
                10/01/1996........................       765,000      765,000
                                                     -----------  -----------
               TOTAL INVESTMENTS (99.38%).........   $59,878,663*  58,882,401**
                                                     ===========
               Other assets in excess of
                liabilities (0.62%)...............                    366,354
                                                                  -----------
               Net assets (100.00%)...............                $59,248,755
                                                                  ===========

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)
-----------
(a) Non-income producing security.
(b) Can only be sold to qualified institutional buyers.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)Security for which there are less than three market makers.
 *At September 30, 1996 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1996 were $5,934,882 and $6,931,144, respectively. (Net depreciation was $996,262.)

BOND TYPE
---------
FRN --Floating Rate Note
---------
See Notes to Financial Statements.

                               SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

 CREDIT  PRINCIPAL                                       COST         VALUE
 RATING+  AMOUNT                                       (NOTE 1)     (NOTE 1)
 ------- ---------                                     --------     --------
                   COMMERCIAL PAPER (100.03%)
   A1+   $540,000  AT&T Corp. 5.70% due 10/01/1996.   $   540,000  $   540,000
   A1+    485,000  The Dun & Bradstreet Corporation
                    5.35% due 10/01/1996...........       485,000      485,000
   A1+    532,000  The Gillette Company 5.85% due
                    10/01/1996.....................       532,000      532,000
   A1     500,000  Sonoco Products Company 5.85%
                    due 10/01/1996.................       500,000      500,000
   A1+    225,000  Prudential Funding Corporation
                    5.37% due 10/02/1996...........       224,966      224,966
   A1     620,000  Raytheon Company 5.33% due
                    10/03/1996.....................       619,816      619,816
   A1     255,000  Ford Motor Credit Company 5.40%
                    due 10/04/1996.................       254,885      254,885
   A1+    500,000  Sandoz Corp. 5.35% due
                    10/04/1996.....................       499,777      499,777
   A1+    631,000  Knight-Ridder, Inc. 5.33% due
                    10/07/1996.....................       630,440      630,440
   A1+    600,000  The Southland Corporation 5.38%
                    due 10/07/1996.................       599,462      599,462
   A1+    500,000  Merrill Lynch & Co., Inc. 5.36%
                    due 10/08/1996.................       499,479      499,479
   A1     300,000  Ford Motor Credit Company 5.28%
                    due 10/09/1996.................       299,648      299,648
   A1     600,000  PepsiCo, Inc. 5.30% due
                    10/10/1996.....................       599,205      599,205
   A1     623,000  Kubota Finance (U.S.A.), Inc.
                    5.43% due 10/11/1996...........       622,060      622,060
   A1+    610,000  Gaz De France 5.32% due
                    10/15/1996.....................       608,738      608,738
   A1     500,000  ITT Hartford Group, Inc. 5.30%
                    due 10/15/1996.................       498,970      498,970
   A1     600,000  Smithkline Beecham Corporation
                    5.28% due 10/15/1996...........       598,768      598,768
   A1+    400,000  Vulcan Materials 5.33% due
                    10/16/1996.....................       399,112      399,112
   A1     395,000  Pearson, Inc. 5.35% due
                    10/18/1996.....................       394,002      394,002
   A1     500,000  Toshiba Capital (Asia) Ltd.
                    5.45% due 10/22/1996...........       498,410      498,410
   A1     451,000  Brown-Forman Corp. 5.33% due
                    10/28/1996.....................       449,197      449,197
   A1     550,000  H.J. Heinz Company 5.30% due
                    10/31/1996.....................       547,571      547,571
   A1     500,000  Akzo Nobel, Inc. 5.38% due
                    11/04/1996.....................       497,460      497,460
                                                      -----------  -----------
                   TOTAL COMMERCIAL PAPER..........   $11,398,966*  11,398,966
                                                      ===========
                   Other liabilities in excess of
                    assets (-0.03%)................                     (3,571)
                                                                   -----------
                   Net assets (100.00%)............                $11,395,395
                                                                   ===========

-----------
* At September 30, 1996 cost is identical for both book and federal income tax purposes.
+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                 SOGEN         SOGEN        SOGEN
                                             OVERSEAS FUND   GOLD FUND   MONEY FUND
                                             -------------  -----------  -----------
ASSETS:
 Investments, at value (cost: $702,985,752,
  $59,878,663 and $11,398,966,
  respectively (Note 1)....................  $748,380,991   $58,882,401  $11,398,966
 Cash......................................       339,521        12,990        1,184
 Receivable for forward currency contracts
  held, at value (Notes 1 and 6)...........   222,513,851       284,351      --
 Receivable for investment securities sold.       473,325       384,177      --
 Receivable for Fund shares sold...........     3,608,922       202,791       75,000
 Accrued interest and dividends receivable.     4,611,706       131,591      --
 Deferred organization costs (Note 1)......        10,611        10,627       10,604
 Prepaid expenses and other assets.........        14,433         6,417        5,420
                                             ------------   -----------  -----------
      TOTAL ASSETS.........................   979,953,360    59,915,345   11,491,174
                                             ------------   -----------  -----------
LIABILITIES:
 Payable for forward currency contracts
  held, at value (Notes 1 and 6)...........   217,743,736       284,423      --
 Payable for investment securities
  purchased................................     2,976,931       --           --
 Payable for Fund shares redeemed..........       850,014       228,191       39,470
 Investment advisory fees payable (Note 2).       413,516        33,109       27,994
 Distribution fees payable (Note 3)........       457,788        38,368      --
 Directors' fees payable (Note 2)..........        15,212         1,420          338
 Accrued expenses and other liabilities....       522,725        81,079       27,977
                                             ------------   -----------  -----------
      TOTAL LIABILITIES....................   222,979,922       666,590       95,779
                                             ------------   -----------  -----------
NET ASSETS:
 Capital stock (par value, $0.001 per
  share)...................................        54,961         5,208       11,395
 Capital surplus...........................   662,995,767    60,623,922   11,384,000
 Net unrealized appreciation (depreciation)
  on:
 Investments...............................    45,395,239      (996,262)     --
 Forward currency contracts................     4,770,115           (72)     --
 Foreign currency related transactions.....        (4,012)          559      --
 Undistributed net realized gain (loss) on
  investments..............................    19,151,038      (403,389)     --
 Undistributed net investment income.......    24,610,330        18,789      --
                                             ------------   -----------  -----------
      NET ASSETS (Note 1)..................  $756,973,438   $59,248,755  $11,395,395
                                             ============   ===========  ===========
NET ASSET VALUE PER SHARE (NAV) (based on
 54,961,082, 5,207,730 and 11,395,395
 shares outstanding, respectively;
 1,000,000,000 shares authorized) (Note 5).  $      13.77   $     11.38  $      1.00
                                             ============   ===========  ===========
MAXIMUM OFFERING PRICE PER SHARE
 (NAV/96.25%; except SoGen Money Fund).....  $      14.31   $     11.82  $      1.00
                                             ============   ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                               SOGEN        SOGEN       SOGEN
                                           OVERSEAS FUND  GOLD FUND   MONEY FUND
                                           ------------- -----------  ----------
INVESTMENT INCOME:
 Income:
 Interest (net of $14,246 and $0 foreign
  taxes withheld, respectively)..........   $ 6,142,701  $   224,723   $275,129
 Dividends (net of $616,137 and $12,349
  foreign taxes withheld, respectively)..     8,625,727      681,347      --
                                            -----------  -----------   --------
  Total income from operations...........    14,768,428      906,070    275,129
                                            -----------  -----------   --------
 Expenses:
 Investment advisory fees (Note 2).......     2,663,701      234,208     20,573
 Distribution fees (Note 3)..............       889,430       78,121      --
 Shareholder servicing agent fees........       520,541       98,662     10,491
 Custodian fees..........................       382,751       20,447     10,327
 Registration and filing fees............        50,198        7,530      2,507
 Printing................................        37,974        3,839        853
 Audit fees..............................        20,079       14,055      7,020
 Directors' fees (Note 2)................        16,083        1,627        361
 Legal fees..............................         6,701          678        150
 Insurance...............................         9,507        1,834        554
 Amortization of deferred organization
  costs (Note 1).........................         2,652        2,652      2,659
 Miscellaneous...........................        20,079        1,506        251
                                            -----------  -----------   --------
  Total expenses from operations.........     4,619,696      465,159     55,746
                                            -----------  -----------   --------
 Advisory fees waived (Note 2)...........       --           --         (16,265)
 Expense reduction due to earnings
  credits (Note 1).......................       (24,833)      (3,654)      (764)
                                            -----------  -----------   --------
  Net expenses from operations...........     4,594,863      461,505     38,717
                                            -----------  -----------   --------
 Net investment income (Note 1)..........    10,173,565      444,565    236,412
                                            -----------  -----------   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains (losses) from:
 Investment transactions.................    12,405,547     (621,865)     --
 Foreign currency related transactions...     8,371,070      (17,762)     --
                                            -----------  -----------   --------
                                             20,776,617     (639,627)     --
                                            -----------  -----------   --------
 Change in unrealized appreciation
  (depreciation) of:
 Investments.............................    (5,695,811)  (4,467,916)     --
 Foreign currency related transactions...       806,147       (1,883)     --
                                            -----------  -----------   --------
                                            (4,889,664)   (4,469,799)     --
                                            -----------  -----------   --------
 Net gain (loss) on investments and
  foreign currency related transactions..    15,886,953   (5,109,426)     --
                                            -----------  -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $26,060,518  ($4,664,861)  $236,412
                                            ===========  ===========   ========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     SOGEN                        SOGEN                      SOGEN
                                 OVERSEAS FUND                  GOLD FUND                 MONEY FUND
                           ---------------------------  -------------------------  -------------------------
                            Six Months                   Six Months                 Six Months
                               Ended          Year          Ended        Year          Ended        Year
                           September 30,     Ended      September 30,    Ended     September 30,    Ended
                               1996        March 31,        1996       March 31,       1996       March 31,
                            (Unaudited)       1996       (Unaudited)     1996       (Unaudited)     1996
                           -------------  ------------  ------------- -----------  ------------- -----------
 OPERATIONS:
 Net investment income..   $ 10,173,565   $ 17,618,570   $   444,565  $   673,481   $   236,412  $   551,332
 Net realized gain
  (loss) from
  investments and
  foreign currency
  related transactions..     20,776,617     16,541,555      (639,627)   1,358,326       --           --
 Increase (decrease) in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related transactions..     (4,889,664)    59,010,191    (4,469,799)   4,834,945       --           --
                           ------------   ------------   -----------  -----------   -----------  -----------
  Net increase
   (decrease) in net
   assets resulting from
   operations...........     26,060,518     93,170,316    (4,664,861)   6,866,752       236,412      551,332
                           ------------   ------------   -----------  -----------   -----------  -----------
 DISTRIBUTIONS TO
  SHAREHOLDERS:
 Dividends paid from net
  investment income.....        --         (18,088,125)      --        (1,451,019)     (236,412)    (551,332)
 Distributions paid from
  net realized gains
  from investment
  transactions..........        --          (7,143,433)      --        (1,141,579)      --           --
                           ------------   ------------   -----------  -----------   -----------  -----------
  Decrease in net assets
   resulting from
   distributions........        --         (25,231,558)      --        (2,592,598)     (236,412)    (551,332)
                           ------------   ------------   -----------  -----------   -----------  -----------
 FUND SHARE TRANSACTIONS
  (NOTE 5):
 Net proceeds from
  shares sold...........    173,077,182    285,702,785    35,644,604   67,101,079    56,484,528   58,029,190
 Net asset value of
  shares issued for
  reinvested dividends
  and distributions.....        --          24,206,934       --         2,424,804       219,332      504,395
 Cost of shares
  redeemed..............    (89,561,921)  (169,680,986)  (34,992,273) (61,460,709)  (53,795,449) (60,491,179)
                           ------------   ------------   -----------  -----------   -----------  -----------
  Increase (decrease) in
   net assets from Fund
   share transactions...     83,515,261    140,228,733       652,331    8,065,174     2,908,411   (1,957,594)
                           ------------   ------------   -----------  -----------   -----------  -----------
   Net increase
    (decrease) in net
    assets..............    109,575,779    208,167,491    (4,012,530)  12,339,328     2,908,411   (1,957,594)
 NET ASSETS (NOTE 1):
 Beginning of period....    647,397,659    439,230,168    63,261,285   50,921,957     8,486,984   10,444,578
                           ------------   ------------   -----------  -----------   -----------  -----------
 End of period
  (including
  undistributed
  (overdis-tributed) net
  investment income of
  $24,610,330,
  $6,065,695, $18,789,
  ($408,014), $0 and $0,
  respectively).........   $756,973,438   $647,397,659   $59,248,755  $63,261,285   $11,395,395  $ 8,486,984
                           ============   ============   ===========  ===========   ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are three separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The following is a summary of significant accounting policies adhered to by the Funds.

  A) SECURITY VALUATION--In the case of SoGen Overseas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in connection with the organization of the Funds have been paid initially by Societe Generale Asset Management Corp. ("SOGEN A.M. Corp."), investment adviser to the Funds. These cost are amortized on a straight-line basis over a sixty-month period from the date each Fund commences investment operations.

  C) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  D) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  E) FOREIGN CURRENCY TRANSLATION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)-- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of SoGen Overseas Fund and SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. Neither Fund isolates that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  F) FORWARD CURRENCY CONTRACTS (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of securities denominated in foreign currencies, SoGen Overseas Fund and SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  G) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. SoGen Overseas Fund and SoGen Gold Fund declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  H) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income and decrease (increase) undistributed net realized gains on investments in the amounts of $8,371,070 and ($17,762) for SoGen Overseas Fund and SoGen Gold Fund, respectively.

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  I) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED
    PERSONS

  Under the terms of an investment advisory agreement dated August 17, 1993, each Fund pays SOGEN A.M. Corp. a monthly advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SOGEN A.M. Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1996 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%. Expense reimbursements are accrued daily and paid monthly. For the six months ended September 30, 1996, the investment advisory fees paid or payable to SOGEN A.M. Corp. were $2,663,701 and $234,208 for SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, $16,265 of the investment advisory fee of $20,573 for SoGen Money Fund was waived by SOGEN A.M. Corp.

  For the six months ended September 30, 1996, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $191,413 and $33,797 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, respectively. Societe Generale, a stockholder of SOGEN A.M. Corp..... and SGSC, received dealer's commissions of $7,719 and $0 pertaining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, Societe Generale or its affiliates received $34,821 and $0 in broker's commissions for portfolio transactions executed on behalf of SoGen Overseas Fund and SoGen Gold Fund, respectively.

  Each director who is not an officer of the Company or an employee of SOGEN A.M. Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the six months ended September 30, 1996, such fees amounted to $16,083, $1,627 and $361 for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

                               SoGen Funds, Inc.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD
    FUND)

  The Company has entered into a Distribution Plan and Agreement ("the Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby SoGen Overseas Fund and SoGen Gold Fund pay SGSC quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGSC must apply the full amounts received from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGSC bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended September 30, 1996, the distribution fees paid or payable to SGSC by SoGen Overseas Fund and SoGen Gold Fund were $889,430 and $78,121, respectively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1996, the aggregate cost of purchases of investments, excluding short-term securities, totaled $110,814,902 and $5,748,736 for SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $51,784,357 and $4,997,311 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
SIX MONTHS ENDED SEPTEMBER 30, 1996
 Shares sold.............................  12,742,652   3,000,358   56,484,528
 Shares issued for reinvested dividends
   and distributions.....................     --           --          219,332
 Shares redeemed.........................  (6,609,304) (2,955,610) (53,795,449)
                                          -----------  ----------  -----------
  Net increase...........................   6,133,348      44,748    2,908,411
                                          ===========  ==========  ===========
YEAR ENDED MARCH 31, 1996
 Shares sold.............................  22,642,622   5,549,322   58,029,190
 Shares issued for reinvested dividends
   and distributions.....................   1,971,400     223,462      504,395
 Shares redeemed......................... (13,470,520) (5,124,862) (60,491,179)
                                          -----------  ----------  -----------
  Net increase (decrease)................  11,143,502     647,922   (1,957,594)
                                          ===========  ==========  ===========

                               SoGen Funds, Inc.

NOTE 6--COMMITMENTS

  As of September 30, 1996, SoGen Overseas Fund and SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $4,770,115 and ($72), respectively.

                                                U.S. $                                 U.S. $
SETTLEMENT                                     VALUE AT                               VALUE AT
  DATES               CURRENCY TO            SEPTEMBER 30,       CURRENCY TO        SEPTEMBER 30,
 THROUGH              BE DELIVERED               1996            BE RECEIVED            1996
----------            ------------           -------------       -----------        -------------
SOGEN OVERSEAS FUND:
 10/07/96       1,150,320 Austrian Schilling $    107,226     108,032 U.S. Dollar   $    108,032
 10/03/96         713,461 U.S. Dollar             713,461     895,624 Swiss Franc        714,214
 12/27/96      27,985,000 Swiss Franc          22,524,676  22,863,848 U.S. Dollar     22,863,848
 10/01/96         216,591 U.S. Dollar             216,591     329,325 Deutsche Mark      215,958
  1/03/97      51,794,500 Deutsche Mark        34,126,008  34,745,718 U.S. Dollar     34,745,718
 10/31/96         885,834 U.S. Dollar             885,834   4,558,665 French Franc       882,812
  1/10/97     446,296,000 French Franc         86,826,394  87,829,194 U.S. Dollar     87,829,194
 10/04/96         300,861 U.S. Dollar             300,861     192,587 British Pound      301,543
 10/03/96          63,777 U.S. Dollar              63,777   7,099,606 Japanese Yen        63,757
  1/17/97   7,442,350,000 Japanese Yen         67,520,521  70,415,076 U.S. Dollar     70,415,076
 10/02/96       1,907,953 Norwegian Krone         293,599     293,633 U.S. Dollar        293,633
 12/16/96       5,085,000 New Zealand Dollar    3,584,671   3,500,942 U.S. Dollar      3,500,942
 10/03/96         580,117 U.S. Dollar             580,117   3,838,983 Swedish Krona      579,124
                                             ------------                           ------------
                                             $217,743,736                           $222,513,851
                                             ============                           ============
SOGEN GOLD FUND:
 10/05/96         359,460 Australian Dollar  $    284,423     284,351 U.S. Dollar   $    284,351
                                             ============                           ============

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                              SIX MONTHS
                                ENDED             YEAR           YEAR         PERIOD FROM
                          SEPTEMBER 30, 1996     ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -----------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....       $  13.26         $  11.65       $  11.54        $  10.00
                               --------         --------       --------        --------
Income from investment
 operations:
 Net investment income
  (loss)................           0.32             0.48           0.14           (0.01)
 Net realized and
  unrealized gains on
  investments...........           0.19             1.74           0.04            1.55
                               --------         --------       --------        --------
 Total from investment
  operations............           0.51             2.22           0.18            1.54
                               --------         --------       --------        --------
Less distributions:
 Dividends from net
  investment income.....            --             (0.44)         (0.05)            --
 Distributions from
  capital gains.........            --             (0.17)         (0.02)            --
                               --------         --------       --------        --------
 Total distributions....            --             (0.61)         (0.07)            --
                               --------         --------       --------        --------
Net asset value, end of
 period.................       $  13.77         $  13.26       $  11.65        $  11.54
                               ========         ========       ========        ========
TOTAL RETURN++..........           7.69%*          19.47%          1.56%          15.35%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (000's).........       $756,973         $647,398       $439,230        $119,843
Ratio of operating
 expenses to average net
 assets.................           1.29%*#          1.37%#         1.40%           1.72%*
Ratio of net investment
 income to average net
 assets.................           2.86%*#          3.31%#         2.29%          (0.23%)*
Portfolio turnover rate.           8.16%            9.46%          3.16%           6.11%
Average commission rate
 paid+++................       $ 0.0050         $ 0.0190            --              --
                              SIX MONTHS
                                ENDED             YEAR           YEAR         PERIOD FROM
                          SEPTEMBER 30, 1996     ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -----------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....       $  12.25         $  11.28       $  11.42        $  10.00
                               --------         --------       --------        --------
Income from investment
 operations:
 Net investment income
  (loss)................           0.08             0.24           0.08           (0.01)
 Net realized and
  unrealized gains
  (losses) on
  investments...........          (0.95)            1.35          (0.10)           1.43
                               --------         --------       --------        --------
 Total from investment
  operations............          (0.87)            1.59          (0.02)           1.42
                               --------         --------       --------        --------
Less distributions:
 Dividends from net
  investment income.....            --             (0.35)         (0.04)            --
 Distributions from
  capital gains.........            --             (0.27)         (0.08)            --
                               --------         --------       --------        --------
 Total distributions....            --             (0.62)         (0.12)            --
                               --------         --------       --------        --------
Net asset value, end of
 period.................       $  11.38         $  12.25       $  11.28        $  11.42
                               ========         ========       ========        ========
TOTAL RETURN++..........        (14.20%)*          14.81%        (0.14%)          14.15%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (000's).........        $59,249          $63,261        $50,922         $22,406
Ratio of operating
 expenses to average net
 assets.................           1.48%*#          1.41%#         1.46%           2.27%*
Ratio of net investment
 income to average net
 assets.................           1.42%*#          1.29%#         0.79%          (0.32%)*
Portfolio turnover rate.           8.19%           22.40%         11.56%           4.55%
Average commission rate
 paid+++................       $ 0.0005         $ 0.0002            --              --

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                              SIX MONTHS
                                ENDED             YEAR          YEAR          PERIOD FROM
                          SEPTEMBER 30, 1996     ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -----------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....       $  1.00           $ 1.00        $  1.00          $ 1.00
                               -------           ------        -------          ------
Income from investment
 operations:
 Net investment income..          0.02             0.05           0.04            0.01
 Net realized and
  unrealized gains on
  investments...........           --               --             --              --
                               -------           ------        -------          ------
 Total from investment
  operations............          0.02             0.05           0.04            0.01
                               -------           ------        -------          ------
Less distributions:
 Dividends from net
  investment income.....         (0.02)           (0.05)         (0.04)          (0.01)
 Distributions from
  capital gains.........           --               --             --              --
                               -------           ------        -------          ------
 Total distributions....         (0.02)           (0.05)         (0.04)          (0.01)
                               -------           ------        -------          ------
Net asset value, end of
 period.................       $  1.00           $ 1.00        $  1.00          $ 1.00
                               =======           ======        =======          ======
TOTAL RETURN............          4.49%*           5.03%          4.13%           1.25%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (000's).........       $11,395           $8,487        $10,445          $6,392
Ratio of operating
 expenses to average net
 assets.................          0.75%*+          0.75%+         0.75%+          0.75%*+
Ratio of net investment
 income to average net
 assets.................          4.60%*+          4.98%+         4.14%+          2.18%*+

-----------
*    Annualized.
# The ratios of operating expenses to average net assets and net investment income to average net assets for the six months ended September 30, 1996 for SoGen Overseas Fund would have been 1.30% and 2.86%, respectively, and for SoGen Gold Fund 1.49% and 1.41%, respectively, without the effect of the earnings credits. The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1996 for SoGen Overseas Fund would have been 1.38% and 3.30%, respectively, and for SoGen Gold Fund 1.43% and 1.26%, respectively, without the effect of the earnings credits.
+ The ratios (annualized in the case of a partial year) of operating expenses to average net assets and net investment income to average net assets of SoGen Money Fund would have been 1.08% and 4.27%, respectively, for the six months ended September 30, 1996; 0.97% and 4.76%, respectively, for the year ended March 31, 1996; 1.55% and 3.34%, respectively, for the year ended March 31, 1995; and 4.00% and (1.07%), respectively, for the period August 31, 1993 to March 31, 1994 without the effect of the earnings credits and the investment advisory fee waiver and expense reimbursement provided by SOGEN A.M. Corp.
++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.
 ++  Does not give effect to deduction of the sales load.
+++ Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the new Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for periods subsequent to the year ended March 31, 1995 .

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS                Dominique Raillard
Philippe Collas          Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Howard C. Monaghan.....................................Assistant Vice President

INVESTMENT ADVISER                       UNDERWRITER


Societe Generale Asset Management Corp.  Societe Generale Securities Corporation
1221 Avenue of the Americas              1221 Avenue of the Americas
New York, NY 10020                       New York, NY 10020

LEGAL COUNSEL                            INDEPENDENT AUDITORS


Dechert Price & Rhoads                   KPMG Peat Marwick LLP
477 Madison Avenue                       345 Park Avenue
New York, NY 10022                       New York, NY 10154

DOMESTIC CUSTODIAN                       GLOBAL CUSTODIAN


Investors Fiduciary Trust Company        The Chase Manhattan Bank, N.A.
127 West 10th Street                     4 Chase MetroTech Center
Kansas City, MO 64105                    Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT

DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Company without examination by the Company's independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

       SoGen Funds, Inc.
[ART]  1221 Avenue of the Americas
       New York, NY 10020

SGF4